COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) - Interest Bearing Loans $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate	8.07%
Loans from a collaborator	$ 281,328